Summary of Significant Accounting Policies - Credit Losses (Details) - USD ($) $ in Thousands	3 Months Ended				12 Months Ended
	Jun. 30, 2023	Jun. 30, 2022	Mar. 31, 2022	Mar. 31, 2021	Mar. 31, 2023	Dec. 31, 2021	Dec. 31, 2020
Accounting Policies [Abstract]
OTTI on AFS debt securities (Note 5)			$ 4,943	$ 0	$ 12,621	$ 13,726	$ 0
Bad debt expense on related party receivable (Note 9)			4,440	0	6,723	5,029	0
Bad debt expense on other receivables			0	0	1,236	0	0
Provision for credit losses	$ 0	$ 18,790	$ 9,383	$ 0	$ 20,580	$ 18,755	$ 0